Fair Value Measurement- Assets Measured at Fair Value on Nonrecurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	$ 16		$ 174
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	137	[1]	206	[1]
Other assets	15	[2]	79	[2]
Subtotal assets of consolidated investment management funds, at fair value	152		285
Level 1 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	0	[1]	0	[1]
Other assets	0	[2]	0	[2]
Subtotal assets of consolidated investment management funds, at fair value	0		0
Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	128	[1]	183	[1]
Other assets	15	[2]	79	[2]
Subtotal assets of consolidated investment management funds, at fair value	143		262
Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	9	[1]	23	[1]
Subtotal assets of consolidated investment management funds, at fair value	$ 9		$ 23

[1]	During the years ended Dec. 31, 2013 and 2012, the fair value of these loans decreased $3 million and $20 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or market value.